Liability for Workforce Reductions and Facility Closures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 29		$ 40		$ 29
Expense	5		22		46
Payments	(11)		(26)		(31)
Other Adjustments	(1)	[1]	(7)	[2]	(4)
Ending Balance	22		29		40
Workforce-related
Restructuring Cost and Reserve [Line Items]
Beginning Balance	14		23		24
Expense	5		20		34
Payments	(10)		(23)		(31)
Other Adjustments	(1)	[1]	(6)	[2]	(4)
Ending Balance	8		14		23
Facilities
Restructuring Cost and Reserve [Line Items]
Beginning Balance	15		17		5
Expense			2		12
Payments	(1)		(3)
Other Adjustments			(1)	[2]
Ending Balance	$ 14		$ 15		$ 17

[1]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments
[2]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.